CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Stockholders' Notes Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Noncontrolling Interest	Total
Balance at the beginning at Dec. 31, 2020	$ 35,393	$ 20,448,068		$ (467,061)	$ 45,100	$ (18,151,023)	$ 163,182	$ 2,073,659
Balance at the beginning (in shares) at Dec. 31, 2020	3,539,197		56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock	$ 30	120						150
Exercise of warrants to common stock (in shares)	15,000
Issuance of common stock	$ 5,527	7,627,518						7,633,045
Issuance of common stock (in shares)	540,832
Issuance of common stock warrants		1,129,535						1,129,535
Repayment of shareholders loan through in-kind services				261,794				261,794
Stock-based compensation		2,780,639						2,780,639
Currency translation adjustment					138,800			138,800
Net loss attributable to T Stamp Inc.						(9,057,163)		(9,057,163)
Balance at the end at Dec. 31, 2021	$ 40,950	31,985,880		(130,267)	183,900	(27,208,186)	161,439	5,033,716
Balance at the end (in shares) at Dec. 31, 2021	4,095,029		56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock	$ 4,905	3,378,857						3,383,762
Exercise of warrants to common stock (in shares)	490,490
Exercise of options to common stock	$ 87	53,227						53,314
Exercise of options to common stock (in shares)	8,720
Issuance of common stock	$ 161	203,277						203,438
Issuance of common stock (in shares)	16,086
Issuance of common stock warrants		55,838						55,838
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes	$ 392	(392)
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)	39,167
Repayment of shareholders loan through in-kind services				27,930				27,930
Stock-based compensation		287,786						287,786
Currency translation adjustment					62,650			62,650
Net loss attributable to T Stamp Inc.						(1,692,062)		(1,692,062)
Balance at the end at Mar. 31, 2022	$ 46,495	35,964,473		(102,337)	246,550	(28,900,248)	161,439	7,416,372
Balance at the end (in shares) at Mar. 31, 2022	4,649,492		56,513
Balance at the beginning at Dec. 31, 2021	$ 40,950	31,985,880		(130,267)	183,900	(27,208,186)	161,439	5,033,716
Balance at the beginning (in shares) at Dec. 31, 2021	4,095,029		56,513
Increase (Decrease) in Stockholders' Equity
Exercise of warrants to common stock	$ 4,905	3,378,857						3,383,762
Exercise of warrants to common stock (in shares)	490,490
Exercise of options to common stock	$ 140	94,976						$ 95,116
Exercise of options to common stock (in shares)	13,964							15,121
Issuance of common stock	$ 2,108	1,021,537						$ 1,023,645
Issuance of common stock (in shares)	210,836
Issuance of common stock warrants		667,290						667,290
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes	$ 440	(51,420)						(50,980)
Issuance of common stock in relation to vested restricted stock units, net of shares forfeited to satisfy taxes (in shares)	43,983
Repayment of shareholders loan through in-kind services				111,720				111,720
Stock-based compensation		2,399,063						2,399,063
Currency translation adjustment					53,352			53,352
Net loss attributable to T Stamp Inc.						(12,091,540)		(12,091,540)
Balance at the end at Dec. 31, 2022	$ 48,543	39,496,183		(18,547)	237,252	(39,299,726)	161,439	625,144
Balance at the end (in shares) at Dec. 31, 2022	4,854,302		56,513
Increase (Decrease) in Stockholders' Equity
Exercise of options to common stock		2,000						$ 2,000
Exercise of options to common stock (in shares)								1,230
Issuance of common stock in relation to vested restricted stock units, to wholly owned subsidiary (in shares)			206,033
Issuance of treasury stock to employees in relation to vested restricted stock units, net of taxes	$ 2,625	(77,968)						$ (75,343)
Issuance of treasury stock to employees in relation to vested restricted stock units, net of taxes (In shares)	262,546		(262,546)
Reverse stock split rounding	$ 48	(48)
Reverse stock split rounding (in shares)	4,759
Repayment of shareholders loan through in-kind services				$ 18,547				18,547
Stock-based compensation		59,574						59,574
Currency translation adjustment					(41,442)			(41,442)
Net loss attributable to T Stamp Inc.						(2,547,450)		(2,547,450)
Balance at the end at Mar. 31, 2023	$ 51,216	$ 39,479,741			$ 195,810	$ (41,847,176)	$ 161,439	$ (1,958,970)
Balance at the end (in shares) at Mar. 31, 2023	5,121,607